Eaton Vance

Senior Income Trust

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 13.7%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.909%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$450	$450,884
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 5.975%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	981,683
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 6.984%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	546,000
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.088%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	500	500,156
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.146%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	747,508
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.026%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	500	500,030
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.834%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,000	1,000,684
Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.276%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	400,129
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	551,549
Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	477,585
Cedar Funding X CLO, Ltd.:
Series 2019-10A, Class E, 7.134%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	500	500,131
Series 2019-10A, Class ER, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(3)	500	500,250
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.384%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	500	500,090
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	500	493,034
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.384%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	480,712
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.884%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	547,955
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	500,132
Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.634%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	575,792
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.376%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	250	250,248
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 6.634%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	500	499,980
Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 6.926%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	500	500,003
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	443,076

Security	Principal Amount (000’s omitted)	Value
Series 2019-1A, Class D, 7.125%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	$500	$500,462
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 6.976%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	300	300,002
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	289,137
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.126%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	500,497
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,000	1,000,278
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.324%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	375	350,630
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	474,157
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.606%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	1,000	929,488
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.366%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	551,010

Total Asset-Backed Securities (identified cost $16,926,534)		$16,843,272

Closed-End Funds — 3.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$659,984
Invesco Senior Income Trust	178,510	794,369
Nuveen Credit Strategies Income Fund	180,539	1,184,336
Nuveen Floating Rate Income Fund	73,198	737,104
Nuveen Floating Rate Income Opportunity Fund	51,054	509,519

Total Closed-End Funds (identified cost $4,622,884)		$3,885,312

Common Stocks — 2.0%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(5)(6)	29	$141,798

		$141,798

Electronics/Electrical — 0.2%
Skillsoft Corp.(4)(5)(6)(7)	25,137	$291,849

		$291,849

Oil and Gas — 0.5%
Nine Point Energy Holdings, Inc.(4)(6)(7)	325	$0
QuarterNorth Energy, Inc.(4)(5)	6,392	672,758

		$672,758

Radio and Television — 0.7%
Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$115,281

Security	Shares	Value
Cumulus Media, Inc., Class A(4)(5)	18,865	$231,096
iHeartMedia, Inc., Class A(4)(5)	18,090	452,612

		$798,989

Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(4)(5)(6)	269	$104,420

		$104,420

Telecommunications — 0.4%
GEE Acquisition Holdings Corp.(4)(5)(6)	21,114	$455,640

		$455,640

Total Common Stocks (identified cost $2,322,225)		$2,465,454

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(4)(6)(7)	5	$0

Total Convertible Preferred Stocks (identified cost $5,000)		$0

Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.6%
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$325	$347,035
5.75%, 4/15/26(1)	325	351,979

		$699,014

Food Products — 0.5%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$500	$564,508

		$564,508

Radio and Television — 1.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$1,407	$930,502
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	108,076
8.375%, 5/1/27	185	198,407

		$1,236,985

Telecommunications — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$275	$285,040

		$285,040

Total Corporate Bonds (identified cost $2,880,561)		$2,785,547

Senior Floating-Rate Loans — 124.4%(8)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	179	$197,799
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	771,414
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)		161	161,868
Term Loan-Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(6)		206	168,884
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		199	199,989
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		682	663,783

			$2,163,737

Air Transport — 2.9%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		925	$957,177
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		600	603,375
Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28		598	598,690
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		350	372,021
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		997	1,006,607

			$3,537,870

Automotive — 4.3%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		748	$749,934
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		719	577,995
Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23		626	617,805
Clarios Global, L.P., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/30/26		930	926,978
Dayco Products, LLC, Term Loan, 4.371%, (3 mo. USD LIBOR + 4.25%), 5/19/23		479	466,931
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		350	350,437
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		773	772,932
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		324	325,251
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		450	450,460

			$5,238,723

Beverage and Tobacco — 1.3%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		496	$496,922

Borrower/Description	Principal Amount* (000’s omitted)			Value
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		400		$396,750
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		748		748,008

				$1,641,680

Brokerage/Securities Dealers/Investment Houses — 0.4%
Hudson River Trading, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/20/28		474		$471,885

				$471,885

Building and Development — 5.1%
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		0	(10)	$375
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		273		273,108
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		423		422,831
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		572		571,455
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		223		224,080
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		613		616,348
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		324		323,107
Quikrete Holdings, Inc., Term Loan, 1/31/27(11)		1,000		997,986
Standard Industries, Inc., Term Loan, 9/22/28(11)		450		450,813
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		528		529,682
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		1,360		1,363,054
Term Loan-Second Lien, 9.158%, (6 mo. USD LIBOR + 9.00%), 9/30/24		490		487,366

				$6,260,205

Business Equipment and Services — 15.3%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	249		$287,619
AppLovin Corporation, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 8/15/25		648		648,333
Belfor Holdings, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 4/6/26		244		245,291
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	375		434,076
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25		412		412,078
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,716		1,704,886
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		546		548,036
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		450		447,328
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,495		1,498,493

Borrower/Description	Principal Amount* (000’s omitted)		Value
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		1,144	$1,155,692
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		723	726,207
Hillman Group, Inc. (The):
Term Loan, 1.525%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(9)		38	37,959
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		159	158,478
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		452	445,624
IRI Holdings, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 12/1/25		773	773,427
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		348	349,665
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		1,318	1,323,813
KUEHG Corp., Term Loan-Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		200	200,167
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	225	256,231
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/21/27		148	145,264
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 1/28/28(12)		224	224,753
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		358	352,396
Nielsen Consumer, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 3/6/28	EUR	199	231,616
Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 3/6/28		348	349,643
Pike Corporation, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/21/28		240	240,026
SITEL Worldwide Corporation, Term Loan, 8/28/28(11)		400	401,000
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		525	523,031
SMG US Midco 2, Inc., Term Loan, 2.616%, (USD LIBOR + 2.50%), 1/23/25(12)		121	118,853
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		206	207,338
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		2,040	2,047,717
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		1,890	1,853,511
Zephyr Bidco Limited, Term Loan, 4.799%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	350	470,345

			$18,818,896

Cable and Satellite Television — 2.0%
Altice France S.A., Term Loan, 3.814%, (3 mo. USD LIBOR + 3.69%), 1/31/26		339	$337,299
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	215	245,015
Virgin Media Bristol, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,825	1,828,042

			$2,410,356

Borrower/Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 6.7%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	249	$289,220
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		348	349,774
Atotech B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	150	172,938
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		224	224,652
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	280	322,788
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		373	372,425
Ferro Corporation:
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		70	69,778
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		71	71,295
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		86	85,946
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		366	367,038
Groupe Solmax, Inc., Term Loan, 5.50%, (2 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		449	449,156
Hexion, Inc., Term Loan, 3.65%, (3 mo. USD LIBOR + 3.50%), 7/1/26		342	342,553
Illuminate Buyer, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 6/30/27		354	354,335
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		101	101,081
INEOS Styrolution US Holding, LLC, Term Loan, 1/29/26(11)		1,000	1,001,625
Lonza Group AG, Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		648	650,705
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		274	274,140
Momentive Performance Materials, Inc., Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 5/15/24		220	219,869
Orion Engineered Carbons GmbH, Term Loan, 9/24/28(11)		100	100,630
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		806	802,152
Pregis TopCo Corporation, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 7/31/26		295	295,210
Pretium PKG Holdings, Inc.:
Term Loan, 10/2/28(11)		150	150,406
Term Loan-Second Lien, 10/1/29(11)		100	100,500
Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		449	448,995
Solenis Holdings, LLC, Term Loan, 4.00%, (EURIBOR + 4.00%), 6/26/25(12)	EUR	124	144,007
Venator Materials Corporation, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 8/8/24		168	166,110
W.R. Grace & Co.-Conn., Term Loan, 9/22/28(11)		300	301,406

			$8,228,734

Borrower/Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		83	$83,232

			$83,232

Containers and Glass Products — 1.2%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(12)		225	$224,779
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		347	361,059
Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		250	249,824
TricorBraun Holdings, Inc.:
Term Loan, 3.421%, (USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(9)(12)		55	54,804
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		244	243,246
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		361	361,593

			$1,495,305

Drugs — 4.2%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		419	$426,148
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		184	183,597
Bausch Health Companies, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 6/2/25		600	599,925
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		149	149,247
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26		686	687,638
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		748	749,995
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		824	781,158
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		1,350	1,285,236
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	275	315,361

			$5,178,305

Ecological Services and Equipment — 1.7%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,742	$1,742,391
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		25	24,894
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		298	298,382

			$2,065,667

Borrower/Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 28.0%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		21	$21,154
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		424	426,057
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		395	396,990
Banff Merger Sub, Inc.:
Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 10/2/25		1,496	1,489,141
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	122	141,372
Term Loan-Second Lien, 2/27/26(11)		225	227,742
Barracuda Networks, Inc., Term Loan-Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		200	202,833
Buzz Merger Sub, Ltd.:
Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 1/29/27		271	270,706
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		27	26,823
Celestica, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 6/27/25		87	87,000
CentralSquare Technologies, LLC, Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 8/29/25		1,567	1,458,310
Cloudera, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		299	298,538
Term Loan, 10/8/28(11)		700	700,218
Term Loan-Second Lien, 10/8/29(11)		200	200,000
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25		115	114,987
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	289,949
Constant Contact, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		923	924,139
Creation Holdings, Inc., Term Loan, 9/14/28(11)		250	249,063
Delta TopCo, Inc., Term Loan-Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		1,000	1,012,500
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28		424	424,467
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		596	596,643
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,493	1,496,801
Epicor Software Corporation, Term Loan-Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		375	386,602
Hyland Software, Inc., Term Loan-Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		1,787	1,809,506
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		297	297,917
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	123	142,105
Term Loan-Second Lien, 7.125%, 2/25/25(13)		750	762,188
MA FinanceCo., LLC:
Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24		67	66,695
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		829	835,872
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		2,075	2,078,113
Term Loan-Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		550	549,313

Borrower/Description	Principal Amount* (000’s omitted)		Value
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		50	$50,244
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28		100	100,333
Mirion Technologies, Inc., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 3/6/26		1,234	1,238,034
Panther Commercial Holdings L.P., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 1/7/28		324	325,808
PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		299	298,873
Poseidon Intermediate, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/18/25		100	99,825
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		1,625	1,621,492
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		700	690,958
Renaissance Holding Corp., Term Loan-Second Lien, 7.084%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	1,081,181
Riverbed Technology, Inc., Term Loan-Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		6	4,168
Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24		454	450,406
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		599	601,430
Sovos Compliance, LLC:
Term Loan, 0.00%, 8/11/28(9)		40	40,794
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		235	236,226
SurveyMonkey, Inc., Term Loan, 3.83%, (1 week USD LIBOR + 3.75%), 10/10/25		462	461,211
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		398	399,841
Tibco Software, Inc., Term Loan-Second Lien, 7.34%, (1 mo. USD LIBOR + 7.25%), 3/3/28		2,250	2,278,125
TTM Technologies, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/28/24		64	64,378
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		171	171,188
Uber Technologies, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/4/25		1,501	1,502,208
Ultimate Software Group, Inc. (The):
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		1,082	1,085,440
Term Loan-Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		125	127,448
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		373	373,825
Verisure Holding AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	375	432,549
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	149	173,284
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		1,213	1,220,353

Borrower/Description	Principal Amount* (000’s omitted)		Value
Vision Solutions, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28		750	$749,766
Zebra Buyer, LLC, Term Loan, 4/21/28(11)		450	452,025

			$34,315,157

Equipment Leasing — 0.3%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	275	$318,297

			$318,297

Financial Intermediaries — 1.1%
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		449	$448,554
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		121	120,625
Focus Financial Partners, LLC:
Term Loan, 6/24/28(11)		94	93,387
Term Loan, 7/1/28(11)		406	404,676
GreenSky Holdings, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		222	222,743
Mariner Wealth Advisors, LLC:
Term Loan, 0.00%, 8/18/28(9)		16	15,586
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		109	109,101

			$1,414,672

Food Products — 0.8%
8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		150	$148,500
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		125	125,313
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		198	198,031
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		122	122,417
United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	350	403,395

			$997,656

Food Service — 0.7%
Ai Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(11)		67	$66,933
Term Loan, 7/31/28(11)		533	535,467
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		292	292,276

			$894,676

Food/Drug Retailers — 0.4%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	200	$221,319
Term Loan, 5.326%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	200	255,475

			$476,794

Borrower/Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.5%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		574	$575,474

			$575,474

Health Care — 11.8%
Accelerated Health Systems, LLC, Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 10/31/25		243	$242,365
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/5/28		275	275,344
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		400	401,500
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	125	144,374
BW NHHC Holdco, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 5.00%), 5/15/25		1,047	928,050
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		251	251,152
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		224	224,925
Certara L.P., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 8/15/26		480	479,240
CHG Healthcare Services, Inc., Term Loan, 9/29/28(11)		275	275,000
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		217	217,104
Envision Healthcare Corporation, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 10/10/25		1,163	1,037,630
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		149	150,177
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		432	432,517
Hanger, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 3/6/25		483	482,575
IQVIA, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/7/24		299	298,241
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,788	1,791,782
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28		249	247,765
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		274	275,470
Phoenix Guarantor, Inc., Term Loan, 3.336%, (1 mo. USD LIBOR + 3.25%), 3/5/26		748	744,589
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		547	546,951
Radiology Partners, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 7/9/25		150	150,073
Sotera Health Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		300	298,875
Sound Inpatient Physicians, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/27/25		218	216,968
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		547	549,347
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		723	725,242

Borrower/Description	Principal Amount* (000’s omitted)		Value
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	$173,160
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,319	1,289,381
U.S. Anesthesia Partners, Inc., Term Loan, 10/1/28(11)		525	526,385
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		397	399,304
Verscend Holding Corp., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/27/25		710	711,477

			$14,486,963

Home Furnishings — 2.1%
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		600	$601,187
Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		325	324,899
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		521	526,816
Term Loan-Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,193	1,136,655

			$2,589,557

Industrial Equipment — 5.2%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		540	$541,164
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		274	273,341
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	172	199,933
Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		221	220,776
DexKo Global, Inc.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	144	167,138
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	361	417,849
Term Loan, 9/22/28(11)		32	31,840
Term Loan, 9/22/28(11)	EUR	70	80,227
Term Loan, 9/22/28(11)	EUR	134	154,275
Term Loan, 9/23/28(11)	EUR	22	24,823
Term Loan, 9/23/28(11)		168	167,160
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		248	248,358
Dynacast International, LLC, Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		164	169,641
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		896	896,624
Filtration Group Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		173	173,807
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		797	798,707
Granite Holdings US Acquisition Co., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 9/30/26		546	546,222
LTI Holdings, Inc.:
Term Loan, 4.75%, 7/24/26(9)		103	103,082
Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26		171	171,374

Borrower/Description	Principal Amount* (000’s omitted)		Value
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		594	$595,879
Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	300	346,723

			$6,328,943

Insurance — 0.5%
NFP Corp., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/15/27		598	$593,369

			$593,369

Leisure Goods/Activities/Movies — 6.0%
AMC Entertainment Holdings, Inc., Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 4/22/26		829	$771,551
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	800	928,900
Carnival Corporation, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		617	615,645
ClubCorp Holdings, Inc., Term Loan, 2.882%, (3 mo. USD LIBOR + 2.75%), 9/18/24		399	376,021
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		937	774,888
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		689	562,790
Term Loan, 15.25%, 7.00% cash, 8.25% PIK, 5/23/24(13)		344	427,167
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		173	163,098
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		690	652,390
Sandy BidCo B.V., Term Loan, 9/16/28(11)	EUR	275	319,293
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		225	224,663
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		91	90,514
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,333	1,456,792

			$7,363,712

Lodging and Casinos — 1.3%
Boyd Gaming Corporation, Term Loan, 2.322%, (1 week USD LIBOR + 2.25%), 9/15/23		298	$297,776
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		274	289,400
Raptor Acquisition Corp., Term Loan, 11/1/26(11)		450	451,594
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	250	291,095
Twin River Worldwide Holdings, Inc., Term Loan, 8/6/28(11)		300	300,305

			$1,630,170

Nonferrous Metals/Minerals — 0.3%
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		333	$334,163

			$334,163

Borrower/Description	Principal Amount* (000’s omitted)			Value
Oil and Gas — 5.9%
Ameriforge Group, Inc., Term Loan, 14.00%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23		0	(10)	$24
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		59		58,840
Centurion Pipeline Company, LLC:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 9/29/25		122		119,739
Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 9/28/25		99		97,513
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		1,107		1,094,274
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		2,187		2,194,801
CQP Holdco L.P., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		274		273,695
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		2,740		2,761,236
Oryx Midstream Services Permian Basin, LLC, Term Loan, 10/5/28(11)		200		199,000
QuarterNorth Energy Holding, Inc., Term Loan-Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		378		380,013

				$7,179,135

Publishing — 2.1%
Adevinta ASA:
Term Loan, 3.25%, (3 mo. EURIBOR+ 3.25%), 6/26/28	EUR	575		$666,606
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28		150		149,952
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		223		223,311
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		528		528,578
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		198		198,520
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		770		770,500

				$2,537,467

Radio and Television — 1.4%
Gray Television, Inc.:
Term Loan, 2.336%, (1 mo. USD LIBOR + 2.25%), 2/7/24		116		$115,853
Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 1/2/26		276		275,530
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		250		250,385
Nexstar Broadcasting, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/18/26		216		215,744
Sinclair Television Group, Inc., Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26		294		289,443
Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		599		598,407

				$1,745,362

Borrower/Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 3.2%
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	348	$348,903
Great Outdoors Group, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	1,290	1,298,180
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,000	1,000,739
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	1,000	1,003,750
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(6)	50	39,923
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(6)(14)	6	5,152
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	274	274,312

		$3,970,959

Steel — 0.7%
Neenah Foundry Company, Term Loan, 10.00%, (1 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	134	$123,916
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	386	383,587
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(12)	124	124,218
Zekelman Industries, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 1/24/27	291	288,624

		$920,345

Telecommunications — 4.5%
Avaya, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 12/15/27	100	$100,250
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	186	186,804
Term Loan-Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	371	339,863
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(9)	625	628,125
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	650	658,937
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	850	867,000
IPC Corp., Term Loan, 8.75%, 8/6/21(13)(14)	557	552,692
Onvoy, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	1,692	1,692,924
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	458	458,931

		$5,485,526

Utilities — 0.6%
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	700	$700,218

		$700,218

Total Senior Floating-Rate Loans (identified cost $151,362,982)		$152,453,210

Warrants — 0.4%

Security	Shares	Value
Health Care — 0.0%
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(4)(5)(6)	599	$0

		$0

Leisure Goods/Activities/Movies — 0.0%(15)
Cineworld Group PLC, Exp. 11/23/25(4)(5)	102,872	$51,549

		$51,549

Oil and Gas — 0.4%
QuarterNorth Energy, Inc., Exp. 8/27/28(4)(5)	4,004	$421,421

		$421,421

Total Warrants (identified cost $0)		$472,970

Miscellaneous — 0.0%

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(6)	200,340	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(16)	1,002,257	$1,002,257

Total Short-Term Investments (identified cost $1,002,257)		$1,002,257

Total Investments — 146.8% (identified cost $179,122,443)		$179,908,022

Less Unfunded Loan Commitments — (0.4)%		$(500,147)

Net Investments — 146.4% (identified cost $178,622,296)		$179,407,875

Other Assets, Less Liabilities — (15.7)%		$(19,271,162)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (30.7)%		$(37,600,401)

Net Assets Applicable to Common Shares — 100.0%		$122,536,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $19,322,336 or 15.8% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after September 30, 2021.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2021, the total value of unfunded loan commitments is $499,519.

(10)	Principal amount is less than $500.

(11)	This Senior Loan will settle after September 30, 2021, at which time the interest rate will be determined.

(12)

The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Fixed-rate loan.

(14)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)	Amount is less than 0.05%.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,134,653	USD	1,344,939	HSBC Bank USA, N.A.	10/4/21	$—	$(30,613)
EUR	7,299,269	USD	8,459,488	Standard Chartered Bank	10/4/21	—	(4,380)
USD	9,961,950	EUR	8,433,922	Standard Chartered Bank	10/4/21	192,517	—
EUR	1,129,896	USD	1,340,945	Standard Chartered Bank	10/29/21	—	(31,519)
USD	659,742	EUR	560,088	State Street Bank and Trust Company	10/29/21	10,661	—
USD	1,308,688	EUR	1,099,565	State Street Bank and Trust Company	10/29/21	34,412	—
USD	19,994	GBP	14,524	State Street Bank and Trust Company	10/29/21	424	—
USD	772,902	GBP	555,635	State Street Bank and Trust Company	10/29/21	24,216	—
USD	8,463,941	EUR	7,299,269	Standard Chartered Bank	11/2/21	4,242	—
USD	4,047,225	EUR	3,423,465	HSBC Bank USA, N.A.	11/30/21	77,381	—

						$343,853	$(66,512)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2021, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At September 30, 2021, the value of the Trust’s investment in affiliated funds was $1,002,257, which represents 0.8% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,030,292	$173,205,330	$(177,233,365)	$72	$(72)	$1,002,257	$4,783	1,002,257

Restricted Securities

At September 30, 2021, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$0
Skillsoft Corp.	6/23/21	25,137	251,373	291,849
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	5	5,000	0

Total Restricted Securities			$271,443	$291,849

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$16,843,272	$—	$16,843,272
Closed-End Funds	3,885,312	—	—	3,885,312
Common Stocks	798,989	672,758	993,707	2,465,454
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	2,785,547	—	2,785,547
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	151,739,104	213,959	151,953,063
Warrants	—	472,970	0	472,970
Miscellaneous	—	—	0	0
Short-Term Investments	—	1,002,257	—	1,002,257
Total Investments	$4,684,301	$173,515,908	$1,207,666	$179,407,875
Forward Foreign Currency Exchange Contracts	$—	$343,853	$—	$343,853
Total	$4,684,301	$173,859,761	$1,207,666	$179,751,728

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(66,512)	$—	$(66,512)
Total	$—	$(66,512)	$—	$(66,512)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.